DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	$ 8,829	$ 8,904
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	6,396	6,645
Effective Portion	(182)	83
Ineffective Portion	0	1
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	4,027	3,509
Effective Portion	15	30
Ineffective Portion	0	1
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Total Notional Amount	2,369	3,136
Effective Portion	(197)	53
Ineffective Portion	$ 0	$ 0